Document and Entity Information	0 Months Ended
May 17, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 17, 2012
Registrant Name	MARKET VECTORS ETF TRUST
Central Index Key	0001137360
Amendment Flag	false
Document Creation Date	May 17, 2012
Document Effective Date	May 17, 2012
Prospectus Date	May 17, 2012